Shareholders' Equity (Tables)	12 Months Ended
Mar. 31, 2019
Statement [LineItems]
Disclosure of Financial Instruments at Fair Value Through Other Comprehensive Income Reserve

The movements of the financial instruments at FVOCI reserve for the fiscal years ended March 31, 2019 were as follows:

For the fiscal year ended March 31,
2019
(In millions)
At beginning of period(1)	¥1,718,937
Gains (losses) arising during the period, before tax	21,936
Income tax (expense) benefit for changes arising during the period	2,982
Reclassification adjustments for (gains) losses included in net profit, before tax	(6,071)
Income tax benefit for reclassification adjustments	1,844
Amount attributable to non-controlling interests	53,769
Share of other comprehensive income (loss) of associates and joint ventures	1,368
Transfer from other reserves to retained earnings	(64,158)

At end of period	¥1,730,607

(1)

The financial instruments at FVOCI reserve at beginning of period for the fiscal year ended March 31, 2019 is calculated under IFRS 9. For additional information, refer to Note 2 “Summary of Significant Accounting Policies”.

Remeasurements of defined benefit plans [member]
Statement [LineItems]
Movement of Reserves

The movements of remeasurements of the defined benefit plans reserve for the fiscal years ended March 31, 2019, 2018 and 2017 were as follows:

	For the fiscal year ended March 31,
	2019	2018	2017
	(In millions)
At beginning of period	¥76,102	¥22,774	¥18,985
Gains (losses) arising during the period, before tax	(40,329)	73,662	8,134
Income tax (expense) benefit for changes arising during the period	12,407	(22,492)	(2,315)
Amount attributable to non-controlling interests	53	45	(1,568)
Share of other comprehensive income (loss) of associates and joint ventures	760	58	(462)
Transfer from other reserves to retained earnings	23,432	2,055	—

At end of period	¥72,425	¥76,102	¥22,774

Available-for-sale financial assets [member]
Statement [LineItems]
Movement of Reserves

The movements of the available-for-sale financial assets reserve for the fiscal years ended March 31, 2018 and 2017 were as follows:

	For the fiscal year ended March 31,
	2018	2017
	(In millions)
At beginning of period	¥1,929,894	¥1,756,634
Gains (losses) arising during the period, before tax	582,435	371,438
Income tax (expense) benefit for changes arising during the period	(184,128)	(116,277)
Reclassification adjustments for (gains) losses included in net profit, before tax	(275,038)	(109,990)
Income tax benefit for reclassification adjustments	84,745	33,658
Amount attributable to non-controlling interests	(15,653)	(3,971)
Share of other comprehensive income (loss) of associates and joint ventures	5	(1,598)

At end of period	¥2,122,260	¥1,929,894

Exchange differences on translating foreign operations [member]
Statement [LineItems]
Movement of Reserves

The movements of exchange differences on translating the foreign operations reserve for the fiscal years ended March 31, 2019, 2018 and 2017 were as follows:

	For the fiscal year ended March 31,
	2019	2018	2017
	(In millions)
At beginning of period	¥125,987	¥181,374	¥216,336
Gains (losses) arising during the period, before tax	22,517	(75,409)	(24,063)
Income tax (expense) benefit for changes arising during the period	343	3,152	2,544
Reclassification adjustments for (gains) losses included in net profit, before tax	(37,247)	49	(4)
Income tax (expense) benefit for reclassification adjustments	131	(15)	1
Amount attributable to non-controlling interests	4,430	9,014	6,102
Share of other comprehensive income (loss) of associates and joint ventures	(2,827)	7,822	(19,542)

At end of period	¥113,334	¥125,987	¥181,374

Common stock [Member]
Statement [LineItems]
Number of Shares

The changes in the number of issued shares of common stock and common stock held by the Company or its subsidiaries during the fiscal years ended March 31, 2019, 2018 and 2017 were as follows:

	For the fiscal year ended March 31,
	2019		2018		2017
	Outstanding	In treasury	Outstanding	In treasury	Outstanding	In treasury
At beginning of period	1,414,443,390	3,884,968	1,414,055,625	4,028,883	1,414,055,625	46,830,882
Net change	(15,041,970)	(84,050)	387,765	(143,915)	—	(42,801,999	)(1)

At end of period	1,399,401,420	3,800,918	1,414,443,390	3,884,968	1,414,055,625	4,028,883

(1)	Includes a decrease of 42,820,864 shares through the sale of the Company’s shares held by SMBC.

Preferred stock [Member]
Statement [LineItems]
Number of Shares

The following table shows the number of shares of preferred stock at March 31, 2019 and 2018.

	At March 31, 2019		At March 31, 2018
	Authorized	Issued	Authorized	Issued
Type 5 preferred stock	167,000	—	167,000	—
Type 7 preferred stock	167,000	—	167,000	—
Type 8 preferred stock	115,000	—	115,000	—
Type 9 preferred stock	115,000	—	115,000	—